SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements differ from the financial statements prepared by the group's individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of share-based awards, financial instruments, intangible assets and goodwill, useful lives of property and equipment and intangible assets, income taxes, contingencies, accounts receivable allowance, and impairment assessments. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation

Foreign Currency Translation

        The functional currency of the Company's parent company is the U.S. dollar. The functional currency of the Company's operating subsidiaries domiciled in Russia is the Russian ruble. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at weighted average rates of exchange. Translation gains and losses are recorded as currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income, net in the accompanying consolidated statements of income.

Convenience Translation

Convenience Translation

        Translations of amounts from RUR into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUR 56.2584 to $1.00, the prevailing exchange rate as of December 31, 2014. No representation is made that the RUR amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

Certain Risks and Concentrations

        The Company's revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users' internet preferences or advertiser spending behavior could adversely affect the Company's financial position and results of operations.

        In addition, the Company's principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company's financial position and results of operations.

        The majority of the Company's revenue is collected on a prepaid basis; credit terms are extended to major sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are derived from revenues earned from customers located in the Russian Federation.

        No individual customer or groups of affiliated customers represented more than 10% of the Company's revenues or accounts receivable in 2012, 2013, and 2014.

        Financial instruments that potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, debt securities and term deposits. The primary focus of the Company's investment strategy is to preserve capital and meet liquidity requirements.

        The Company's investment policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of highly-rated debt instruments issued by financial institutions, term deposits and money market funds.

Revenue Recognition

Revenue Recognition

        The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax ("VAT").

        The Company's principal revenue streams and their respective accounting treatments are discussed below:

Advertising Revenues

Advertising Revenues

        The Company's advertising revenue is generated from serving both text-based and display ads on its own websites and on Yandex ad network members' websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company's consolidated balance sheets and recognized as advertising revenues in the period services are provided.

        Advertising sales commissions that are paid to agencies are accounted for as an offset to revenues and amounted to RUR 2,631, RUR 3,171 and RUR 3,594 ($63.9) in 2012, 2013 and 2014, respectively.

        In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

        The Company recognizes advertising revenue based on the following principles:

Text-Based Advertising

        The Company's Yandex.Direct service offers advertisers the ability to place text-based ads on Yandex and Yandex ad network member websites targeted to users' search queries or website content. The Company recognizes as revenues fees charged to advertisers as "click-throughs" occur. A "click-through" occurs each time a user clicks on one of the text-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members' websites.

Display Advertising

        The Company recognizes revenue from display advertising on its websites and on Yandex ad network member websites as "impressions" are delivered. An "impression" is delivered when an advertisement appears in pages viewed by users.

Online Payment Commissions

Online Payment Commissions

        The Company recognized revenue from online payment commissions until the deconsolidation of Yandex.Money on July 4, 2013. Yandex.Money earned commissions from processing electronic payment transactions for its customers. Commission revenues resulting from processing an electronic payment transaction were recognized once the transaction was complete.

Cost of Revenues

Cost of Revenues

        Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners ("distribution partners") who distribute the Company's toolbar and other products. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company's data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs.

Product Development Expenses

Product Development Expenses

        Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company's search engine and other Company websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

Advertising and Promotional Expenses

Advertising and Promotional Expenses

        The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2012, 2013 and 2014, promotional and advertising expenses totaled approximately RUR 900, RUR 1,708 and RUR 1,741 ($30.9), respectively.

Government Funds Contributions

Government Funds Contributions

        The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a regressive rate (from 30% to 10% in 2012, 2013 and 2014) based on the annual compensation of each employee. These contributions are expensed as incurred.

Share-Based Compensation

Share-Based Compensation

        The Company grants share options, share appreciation rights ("SARs") and restricted share units ("RSUs") (together, "Share-Based Awards") to its employees and consultants.

        The Company estimates the fair value of share options and SARs that are expected to vest using the Black-Scholes-Merton ("BSM") pricing model and recognizes the fair value on a straight-line basis over the requisite servicing period. The assumptions used in calculating the fair value of Share-Based Awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company's share-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected pre-vesting award forfeiture rate, as well as the probability that performance conditions that affect the vesting of certain awards will be achieved, and only recognizes expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience of the Company's Share-Based Awards that are granted and cancelled before vesting. If the Company's actual forfeiture rate is materially different from the Company's original estimate, the share-based compensation expense could be significantly different from what the Company has recorded in the current period. Changes in the estimated forfeiture rate can have a significant effect on reported share-based compensation expense, as the effect of adjusting the forfeiture rate for all current and previously recognized expense for unvested awards is recognized in the period the forfeiture estimate is changed.

        The Company measures the fair value of RSUs on the fair market values of the underlying share on the dates of grant.

        Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award ("modification awards"). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

        The Company uses the "with and without" approach in determining the order in which tax attributes are utilized. As a result, the Company only recognizes a tax benefit from Share-Based Awards in additional paid-in capital, if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized.

Income Taxes

Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the underlying balance sheet account or, if unrelated to a balance sheet account, the timing of expected realization. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any.

        These tax benefits are measured as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

        The Company recognizes interest and penalties related to unrecognized income tax benefits within the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included within the other accrued liabilities line together with the unrecognized income tax benefits.

Comprehensive Income

Comprehensive Income

        Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2012, 2013 and 2014 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company's legal entities domiciled outside of Russia into Russian rubles.

        Accumulated other comprehensive income of RUR 2,042 as of December 31, 2013 and RUR 1,023 ($18.2) as of December 31, 2014 solely comprises cumulative foreign currency translation adjustments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, loans to employees, accounts payable, accrued liabilities and convertible debt. The carrying amounts of cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short-term nature of those instruments. Accordingly, no credit valuation adjustment has been recorded in the consolidated financial statements for any period presented.

Term Deposits

Term Deposits

        Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

Investments in Debt Securities

Investments in Debt Securities

        As the Company has both the positive intent and the ability to hold debt securities to maturity, the Company's investments in debt securities are classified as held to maturity and are measured and presented at amortized cost. The interest related to investments in debt securities is reported as a part of interest income in the consolidated statements of income.

        The Company evaluates the investments periodically for possible other-than-temporary impairment. A decline of fair value below amortized costs of debt securities is considered an other-than-temporary impairment if the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis. In those instances, an impairment charge equal to the difference between the fair value and the amortized cost basis is recognized in earnings. Regardless of the Company's intent or requirement to sell a debt security, an impairment is considered other-than-temporary if the Company does not expect to recover the entire amortized cost basis; in those instances, a credit loss equal to the difference between the present value of the cash flows expected to be collected based on credit risk and the amortized cost basis of the debt security is recognized in earnings.

Investments in Equity Securities

Investments in Equity Securities

        Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other income, net, line on the consolidated statements of income. Investments in the non-marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities on the consolidated balance sheets.

        The Company's marketable equity securities are classified as trading and are reported at fair value, with change in value recognized in net income.

        The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income, net and a new cost basis in the investment is established.

Accounts Receivable, Net

Accounts Receivable, Net

        Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company's future collections.

Property and Equipment

Property and Equipment

        Property and equipment are recorded at cost and depreciated over their useful lives. All capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

        Depreciation and amortization is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3 years
Infrastructure systems	3 - 10 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the shorter of 5 years or the underlying license terms with a weighted-average life of 4.1 years

        Land is not depreciated.

        Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Goodwill and Other Acquired Intangible Assets

Goodwill and Other Acquired Intangible Assets

        Goodwill represents the excess of purchase consideration over the Company's share of fair value of the net assets of acquired businesses. Goodwill is not subject to amortization but is tested for impairment at least annually.

        Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset's carrying value may not be recoverable.

The Company currently amortizes acquired intangible assets with definite lives using the straight-line method and estimated useful lives of assets ranging from 1.0 to 15.0 years, with a weighted-average life of 7.7 years:

Estimated useful lives
Content and software	1.0 - 10.0 years
Customer relationships	1.1 - 15.0 years
Patents and licenses	3.4 - 7.1 years
Non-compete agreements	3.0 - 4.0 years
Trade names and domain names	7.0 - 10.0 years
Workforce	4.0 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

        Goodwill is reviewed for impairment as of the end of each fiscal year. The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit's net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit's carrying amount is greater than its fair value, then a second step is performed whereby the portion of the fair value that relates to the reporting unit's goodwill is compared to the carrying value of that goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds the fair value. The Company did not recognize any impairment loss in respect of goodwill for the years ended December 31, 2012, 2013 and 2014 respectively.

        The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

        Effective January 1, 2014, the Company adopted the Financial Accounting Standards Board ("FASB") accounting standards update on presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The adoption of this update did not have a significant impact on the Company's consolidated financial position, results of operations, cash flows or disclosures.

        Effective January 1, 2014, the Company adopted FASB accounting standards update on parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. The adoption of these amendments did not have a material impact on the Company's consolidated balance sheet or results of operations.

Effect of Recently Issued Accounting Pronouncements

Effect of Recently Issued Accounting Pronouncements

        In April 2014, the FASB issued an accounting standards update on reporting discontinued operations and disclosures of disposals of components of an entity that changes the criteria for determining which disposals can be presented as discontinued operations and modified related disclosure requirements. Under the new guidance, a discontinued operation is defined as: (i) a disposal of a component or group of components that is disposed of or is classified as held for sale that represents a strategic shift that has or will have a major effect on an entity's operations and financial results or (ii) an acquired business or nonprofit activity that is classified as held for sale on the date of acquisition. The standard states that a strategic shift could include a disposal of (i) a major geographical area of operations, (ii) a major line of business, (iii) a major equity method investment, or (iv) other major parts of an entity. The guidance is effective prospectively for reporting periods beginning on or after December 15, 2014 and interim periods within that year. The Company does not expect the adoption of this update to have a material effect on its financial statements.

        In May 2014, the FASB issued an accounting standards update on revenue from contracts with customers that will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new guidance (i) removes inconsistencies, and weaknesses in revenue requirements, (ii) provides a more robust framework for addressing revenue issues, (iii) improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (iv) provides more useful information to users of financial statements through improved disclosure requirements, and (v) simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. The guidance is effective for annual reporting periods beginning after December 15, 2016 including interim periods within that reporting period. The Company has not yet selected a transition method and is currently evaluating the impact of adopting this new accounting standard on its financial statements and related disclosures.

        In June 2014, the FASB issued an accounting standards update on accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period that applies to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period to be treated as a performance condition. A reporting entity should apply existing guidance as it relates to awards with performance conditions that affect vesting to account for such awards. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2015. The Company does not expect the adoption of this update to have a material effect on its financial statements.

        In August 2014, the FASB issued an accounting standards update on disclosure of uncertainties about an entity's ability to continue as a going concern that requires management to assess an entity's ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term "substantial doubt", (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management's plans, (4) require certain disclosures when substantial doubt is alleviated as a result of the consideration of management's plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The adoption of this guidance is effective for the reporting periods ending after December 15, 2016. The Company does not expect the adoption of this update to have a material effect on its financial statements.

        In January 2015, the FASB issued an accounting standards update on extraordinary and unusual items that eliminates from US GAAP the concept of extraordinary items. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2015. The Company does not expect the adoption of this update to have a material effect on its financial statements.

        In February 2015, the FASB issued an accounting standards update which significantly changes the consolidation analysis for variable interest entities required under US GAAP. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2015. The Company does not expect the adoption of this update to have a material effect on its financial statements.

        In April 2015, the FASB issued an accounting standards update which changes the presentation of issuance costs to a direct deduction from the related debt liability rather than an asset. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2015 with early adoption permitted. The Company is currently evaluating the impact of adopting this new accounting standard on its financial statements and related disclosures.